Revenues (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Total revenues	$ 2,850	$ 1,723
Consumables [Member]
Statement Line Items [Line Items]
Total revenues	222	13
Sales of printers [Member]
Statement Line Items [Line Items]
Total revenues	2,577	1,583
Printers rental [Member]
Statement Line Items [Line Items]
Total revenues	51	127
Total [Member]
Statement Line Items [Line Items]
Total revenues	$ 2,799	$ 1,596